Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Feb. 18, 2015
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	WSO
Entity Registrant Name	WATSCO INC
Entity Central Index Key	0000105016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 2,668
Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding			30,126,311
Class B Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding			4,909,491